Common Shares - Shareholder Rights Plan (Details)	12 Months Ended
Dec. 31, 2019
Shareholder Rights Plan | Common shares | Minimum
Disclosure of classes of share capital [line items]
Percentage of outstanding common shares at which Shareholder Rights Plan may take effect	20.00%